Summary of Significant Accounting Policies - Summary of Fair Value Measurement Financial Asset and Liabilities (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 7,522,029	$ 18,695,197	$ 31,049,050
Money market funds	26,047,169	29,047,958	24,169,311
Restricted cash	404,850	404,850	582,171
Total assets	33,974,048	48,148,005	55,800,532
Liabilities:
Preferred stock warrant liability	(679,296)	(52,947)	(203,642)
Quoted Prices in Active Markets for Identical Assets Level 1 [Member]
Assets:
Cash and cash equivalents	7,522,029	18,695,197	31,049,050
Money market funds	26,047,169	29,047,958
Restricted cash	404,850	404,850	582,171
Total assets	33,974,048	48,148,005	31,631,221
Liabilities:
Preferred stock warrant liability
Significant Other Observable Inputs Level 2 [Member]
Assets:
Cash and cash equivalents
Money market funds			24,169,311
Restricted cash
Total assets			24,169,311
Liabilities:
Preferred stock warrant liability
Significant Unobservable Inputs Level 3 [Member]
Assets:
Cash and cash equivalents
Money market funds
Restricted cash
Total assets
Liabilities:
Preferred stock warrant liability	$ (679,296)	$ (52,947)	$ (203,642)